Income Taxes - Summary of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 32,985	$ 31,826
Section 174 capitalized expense	6,812	0
Research and development credits	3,775	2,392
Lease liabilities	1,096	1,521
Accrual and reserves	739	590
Employee retention credits	271	284
Capitalized intangible costs	176	122
Stock-based compensation	201	129
Fixed assets	66	0
Other	3	3
Gross deferred tax assets	46,124	36,867
Less valuation allowance	(45,343)	(35,665)
Deferred tax assets, net of valuation allowance	781	1,202
Deferred tax liabilities
Right-of-use assets	(686)	(962)
Fixed assets	0	(101)
Other	(95)	(139)
Gross deferred tax liabilities	(781)	(1,202)
Total net deferred tax assets	$ 0	$ 0